Label	Element	Value
AAM Brentview Dividend Growth ETF | Microsoft Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.50%
AAM Brentview Dividend Growth ETF | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
AAM Brentview Dividend Growth ETF | Trane Technologies plc [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
AAM Brentview Dividend Growth ETF | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
AAM Brentview Dividend Growth ETF | Oracle Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
AAM Brentview Dividend Growth ETF | Chevron Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
AAM Brentview Dividend Growth ETF | JPMorgan Chase & Company [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
AAM Brentview Dividend Growth ETF | Costco Wholesale Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
AAM Brentview Dividend Growth ETF | T-Mobile US, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
AAM Brentview Dividend Growth ETF | Lowe's Companies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
AAM Brentview Dividend Growth ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.70%
AAM Brentview Dividend Growth ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.50%
AAM Brentview Dividend Growth ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.10%
AAM Brentview Dividend Growth ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.50%
AAM Brentview Dividend Growth ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.40%
AAM Brentview Dividend Growth ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.30%
AAM Brentview Dividend Growth ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
AAM Brentview Dividend Growth ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
AAM Brentview Dividend Growth ETF | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
AAM Brentview Dividend Growth ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.30%